Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2011
Document And Entitiy Information [Abstract]
Document type	8-K
Document period end date	Dec. 31, 2011
Amendment flag	false
Entity registrant name	REINSURANCE GROUP OF AMERICA INC
Entity central index key	0000898174
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Common Shares Outstanding			73,374,919
Entity public float		$ 4.5
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY